Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

The following tables show assets measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 (in thousands):

	June 30, 2023
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$91,391	$—	$—
Total	$91,391	$—	$—

	December 31, 2022
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$51,901	$—	$—
Total	$51,901	$—	$—